Discontinued Operations - Summary of Earnings from Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income loss from continuing and discontinued operations [line items]
Earnings from discontinued operations, net of tax	$ 515	$ 159	$ 32	$ 328
Adjusted EBITDA	348	380	778	795
Depreciation	(29)	(34)	(59)	(62)
Other operating losses, net	14	(1)	12	12
Net interest expense	(81)	(89)	(159)	(181)
Other finance income (costs)	14	(60)	21	(88)
Computer software [member]
Income loss from continuing and discontinued operations [line items]
Amortization	100	93	198	189
Other identifiable intangible assets [member]
Income loss from continuing and discontinued operations [line items]
Amortization	28	35	57	70
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Revenues	1,553	1,501	3,136	2,986
Expenses	(1,022)	(1,352)	(2,220)	(2,671)
Earnings from discontinued operations before income tax	531	149	916	315
Tax (expense) benefit	(16)	10	(884)	13
Earnings from discontinued operations, net of tax	515	159	32	328
Adjusted EBITDA	472	458	998	919
Fair value adjustments	83	(54)	65	(124)
Depreciation		(43)	(14)	(87)
Other operating losses, net	(19)	(20)	(60)	(29)
Net interest expense	(2)	(6)	(6)	(7)
Other finance income (costs)	5	(31)		(30)
Intellectual Property & Science (loss) earnings from discontinued operations	(8)	5	(9)	1
Earnings from discontinued operations before income tax	$ 531	149	916	315
Discontinued operations [member] | Computer software [member]
Income loss from continuing and discontinued operations [line items]
Amortization		(75)	(30)	(159)
Discontinued operations [member] | Other identifiable intangible assets [member]
Income loss from continuing and discontinued operations [line items]
Amortization		$ (85)	$ (28)	$ (169)